Statements of Cash Flows (Unaudited) (USD $)	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Cash flows from operating activities
Net increase in net assets from operations	$ 3,467,051	$ 4,169,681
Changes in operating assets and liabilities:
Purchases of U.S. government securities	(27,546,385)	(19,693,586)
Maturities of U.S. government securities	29,848,550	18,850,000
Amortization of discounts and premiums	(4,078)	(5,229)
Due from brokers	(4,946,864)	(564,214)
Due from affiliate	5,599	(207,207)
Unrealized appreciation on open forward contracts	(99,565)	(50,022)
Unrealized depreciation on open forward contracts	201,760	(4,429,973)
Futures contracts purchased	3,273,971	(61,407)
Futures contracts sold	(2,493,068)	1,658
Incentive fee	(409,223)
Due to affiliate		(5,599)
Management fees payable	4,970	14,804
Fees payable	5,810	13,539
Net cash provided by (used in) operating activities	1,308,528	(1,967,555)
Cash flows from financing activities
Subscriptions, net of change in advance subscriptions	8,231,690	7,241,447
Redemptions, net of change in redemptions payable	(8,543,610)	(4,653,660)
Net cash provided by (used in) financing activities	(311,920)	2,587,787
Net increase/decrease in cash	996,608	620,232
Cash, beginning of period	3,630,425	2,672,099
Cash, end of period	4,627,033	3,292,331
SERIES A
Cash flows from operating activities
Net increase in net assets from operations	1,819,702	1,971,183
Changes in operating assets and liabilities:
Purchases of U.S. government securities	(14,448,163)	(7,947,364)
Maturities of U.S. government securities	15,199,271	6,300,000
Amortization of discounts and premiums	(2,089)	(2,029)
Due from brokers	(3,753,063)	(1,434,448)
Due from affiliate	5,599	(5,599)
Unrealized appreciation on open forward contracts	(66,320)	(124,343)
Unrealized depreciation on open forward contracts	106,482	40,358
Futures contracts purchased	1,548,342	(1,946,475)
Futures contracts sold	(1,219,629)	(28,803)
Incentive fee	(198,986)	1,658
Management fees payable	8,075	12,570
Fees payable	8,749	13,066
Net cash provided by (used in) operating activities	(992,030)	(3,150,226)
Cash flows from financing activities
Subscriptions, net of change in advance subscriptions	6,272,289	4,844,310
Redemptions, net of change in redemptions payable	(3,380,113)	(913,807)
Net cash provided by (used in) financing activities	2,892,176	3,930,503
Net increase/decrease in cash	1,900,146	780,277
Cash, beginning of period	2,215,532	1,739,581
Cash, end of period	4,115,678	2,519,858
SERIES B
Cash flows from operating activities
Net increase in net assets from operations	1,647,349	2,198,498
Changes in operating assets and liabilities:
Purchases of U.S. government securities	(13,098,222)	(11,746,222)
Maturities of U.S. government securities	14,649,279	12,550,000
Amortization of discounts and premiums	(1,989)	(3,200)
Due from brokers	(1,193,801)	870,234
Unrealized appreciation on open forward contracts	(33,245)	(82,864)
Unrealized depreciation on open forward contracts	95,278	(90,380)
Futures contracts purchased	1,725,629	(2,483,498)
Futures contracts sold	(1,273,439)	(32,604)
Incentive fee	(210,237)
Management fees payable	(3,105)	2,234
Fees payable	(2,939)	473
Net cash provided by (used in) operating activities	2,300,558	1,182,671
Cash flows from financing activities
Subscriptions, net of change in advance subscriptions	1,959,401	2,397,137
Redemptions, net of change in redemptions payable	(5,163,497)	(3,739,853)
Net cash provided by (used in) financing activities	(3,204,096)	(1,342,716)
Net increase/decrease in cash	(903,538)	(160,045)
Cash, beginning of period	1,414,893	932,518
Cash, end of period	$ 511,355	$ 772,473